Shareholders’ equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shareholders’ equity

Note 15 – Shareholders’ equity

Capital Contribution

On September 20, 2022, the Company received capital of $600,000 from an investor for the issuance in 8i acquisition’s ordinary shares. Such deposit is refundable if the business combination will not be completed by November 30, 2022. Initially, the Company recognized the subscribed shares deposit liability in accordance with ASC 480, “Distinguishing Liabilities from Equity” on inception. On November 17, 2022, Upon the closing of the Business Combination with 8i acquisition, the Company issued 120,000 ordinary shares to this investor and transferred such the subscribed shares deposit liability into equity as capital contribution.

Forgiveness of Debt by a Related Party

On March 31, 2022, the Company and Wilke Services Limited (“Wilke”) entered into a deed of release of debt (“Deed”), pursuant to the Deed, upon the closing of the Business Combination, Wilke agrees to release and discharge the Company from the obligation to repay to Wilke of $2,763,018. As Wilke is a shareholder of the Company, such debt forgiveness was treated as an addition to the Company’s capital during the year ended December 31, 2022.

Ordinary Shares

The Company is authorized to issue unlimited ordinary shares of no par value. Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share.

-Issuance of ordinary shares to EHL

On July 25, 2022, the Company issued 4,626,667 ordinary shares (500,000 ordinary share before reverse recapitalization) for total consideration of $500,000 to the shareholder of EHL.

The shares and corresponding capital amounts and all per share data related to EHL’s outstanding ordinary shares prior to the Reverse Recapitalization have been retroactively adjusted using the Exchange Ratio.

-Issuance of ordinary shares upon the reverse recapitalization (See Note 4)

On November 17, 2022, upon the consummation of the Business Combination, the Company issued an aggregate total of 6,191,770 ordinary shares to 8i and various service provider.

The following table presents the number of the Company’s ordinary shares issued upon the Reverse Recapitalization:

Ordinary Shares
8i ordinary shares outstanding prior to Reverse Recapitalization	11,073,500
Less: redemption of 8i ordinary shares	(6,033,455)
Conversion of 8i rights	891,725
Shares issued to service providers	260,000
Total shares issued upon the Reverse Recapitalization	6,191,770

-Private placements

Between May 16 and May 22, 2023, the Company issued and sold to eight accredited investors an aggregate of 940,000 ordinary shares (the “Placement Shares”) at $1.00 per share for an aggregate to purchase price of $940,000 in a private placement in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 promulgated thereunder. In July 2023, the Company cancelled 200,000 shares as one of the accredited investors did not pay for the shares in a timely manner.

In August 2023, the Company issued and sold to two accredited investors an aggregate of 50,000 ordinary shares (the “Placement Shares”) at $1.00 per share for an aggregate to purchase price of $50,000 in a private placement in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 promulgated thereunder.

Conversion of Debts

On May 16, 2023, the Company signed settlement agreement (“Settlement Agreement”) with James Tan, pursuant to which the Company agreed to issue to James Tan an aggregate of 478,200 restricted ordinary shares of the Company in full satisfaction of all obligations of the Company under the Tan First Loan and the Tan Second Loan. This conversion resulted in $210,408 modification of the loans as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date is higher than $1.00 and reduced the carrying amount of the convertible debt instrument by $478,200 with a corresponding increase in additional paid-in capital of $688,608. This transaction also resulted in loss on debt settlement of $210,408.

On May 16, 2023, the Company signed settlement agreements (“Settlement Agreements 2”) with two third parties, Shine Link, and Menora, and a related party, 8i Holding, pursuant to which the Company agreed to issue to Shine Link, Menora, and 8i Holding 87,500, 119,000, and 82,600 restricted ordinary shares of the Company, respectively, in full satisfaction of all obligations of the Company under the convertible notes balance set forth in Note 8 from Shine Link, Menora, and 8i Holding. These conversions resulted in $127,204 modification of the convertible notes as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date was higher than $1.00 and reduced the carrying amount of the convertible debt instrument by $289,100 with a corresponding increase in additional paid-in capital of $416,304. These transactions also resulted in loss on debt settlement of $127,204.

On May 15, 2023, the Company issued to James Tan the Tan 2023 Note to replace the Tan 2022 Note. The Tan 2023 Note was an interest-free convertible promissory note in the aggregate principal amount of $700,000. On May 15, 2023, James Tan elected to convert the entire unpaid principal in the amount of $700,000 of the Tan 2023 Note into ordinary shares of the Company at $1.00 per share in accordance with the terms of the Tan 2023 Note. On May 16, 2023, the Company issued to James Tan 700,000 ordinary shares in full satisfaction of the Tan 2023 Note. Pursuant to the terms of the Tan 2023 Note, the Company has agreed to register the 700,000 ordinary shares for resale. The Company refers to these 700,000 restricted ordinary shares as the “Converted Shares.” This conversion resulted in $308,000 modification of the convertible notes as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date is higher than $1.00 and reduced the carrying amount of the convertible debt instrument by $700,000 with a corresponding increase in additional paid-in capital of $1,008,000. This transaction also resulted in loss on debt settlement of $308,000.

On May 16, 2023, the Company signed settlement agreement (“Chen Settlement Agreement”) with Kelvin Chen, the CEO of the Company, pursuant to which the Company agreed to issue to Kelvin Chen an aggregate of 850,306 restricted ordinary shares of the Company in full satisfaction of Kelvin Chen’s claim for an aggregate amount of $850,306 provided to KRHSG from time to time since inception. Upon issuance of the restricted ordinary shares, the balance own to Kelvin Chen reduced to nil. In order to comply with Nasdaq’s shareholder approval requirement for issuance of stock to an executive officer of a company pursuant to Nasdaq Listing Rule 5635(c), the Company and Dr. Chen amended the Chen Settlement Agreement by entering into a Supplemental Agreement (the “Supplemental Agreement”) on June 6, 2023, so that the shares issued to Dr. Chen would be issued at a per share price not less than the closing bid price of $1.47 per share on May 15, 2023, the day prior to the execution of the Chen Settlement Agreement. Pursuant to the Supplemental Agreement, Dr. Chen has agreed to release and discharge KRHSG of all claims in return for 578,439 ordinary shares at $1.47 per share, the closing bid price of EUDA ordinary shares on May 15, 2023. Dr. Chen has agreed to forfeit and surrender 271,867 ordinary shares of the 850,306 ordinary shares issued to him on May 16, 2023.

The following tables summarize the issuance of shares upon conversion of notes and settlement of debts discussed above:

	Settlement Agreement	Settlement Agreement 2	Tan 2023 Note	Chen Settlement Agreement	Total
Restricted Ordinary shares issued for settlements	478,200	289,100	700,000	578,439	2,045,739
Share price as of settlement date	$1.44	$1.44	1.44	$1.47
Fair value of settlement shares	$688,608	$416,304	1,008,000	$850,306	$2,963,218
Debt settled on May 16, 2023	$(478,200)	$(289,100)	(700,000)	$(850,306)	$(2,317,606)
Loss on Debt Settlements	$210,408	$127,204	308,000	$-	$645,612

Settlement of Prepaid Forward Contracts

The Company issued 1,600,000 ordinary shares on June 8, 2023 in connection with the settlement of the Prepaid Forward Contracts with a fair value of $2,368,000. The fair value was determined by using the Company’s closing bid price of $1.48 per share on June 8, 2023. Refer to Note 11 for further detail.

Warrants

In connection with the reverse recapitalization, the Company has assumed 8,917,250 Warrants outstanding, which consisted of 8,625,000 Public Warrants and 292,250 Private Warrants. Both of the Public Warrants and private warrant met the criteria for equity classification.

Warrants became exercisable on the later of (a) the completion of the reverse recapitalization or (b) 12 months from the closing of the initial public offering (“IPO”). The warrants will expire five years after the completion of a reverse recapitalization or earlier upon redemption or liquidation.

As of December 31, 2023, the Company had 8,625,000 Public Warrants outstanding and 292,250 Private Warrants outstanding. Each whole Public Warrant and Private Warrant entitles the registered holder to purchase one-half share of the Company’s ordinary share at a price of $11.50 per share, subject to the following conditions discussed below.

The Company may redeem the Public Warrants and Private Warrants in whole and not in part, at a price of $0.01 per warrant:

● at any time while the warrants are exercisable and prior to their expiration,

● upon not less than 30 days’ prior written notice of redemption to each warrant holder,

● if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading days period ending on the third trading business day prior to the notice of redemption to warrant holders, and,

● if, there is a current registration statement in effect with respect to the Ordinary Shares underlying the Warrants for each day in the 30-day trading period and continuing each day thereafter until the Redemption Date or the cashless exercise of the Warrants is exempt from the registration requirements under the Securities Act of 1933, as amended (the “Act”)

If the Company calls the warrants for redemption as described above, management will have the option to require all holders that wish to exercise the warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted for splits, dividends, recapitalizations and other similar events. Additionally, in no event will the Company be required to net cash settle the warrants.

The only difference between Public Warrants and Private Warrants is that the Private Warrants will not be transferable, assignable or salable until after the completion of reverse recapitalization.

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
December 31, 2021	-		$-	-
Granted	8,917,250	4,458,625	$11.50	5.00
Forfeited	-		$-	-
Exercised	-		$-	-
December 31, 2022	8,917,250	4,458,625	$11.50	4.88
Granted	-	-	$-	-
Forfeited	-	-	$-	-
Exercised	-	-	$-	-
December 31, 2023	8,917,250	4,458,625	$11.50	3.88

Earnout shares

As part of the Business Combination, Watermark is entitled to the 4,000,000 Earnout Shares of the Company’s no par value ordinary shares subject to the following four triggering events:

●	1,000,000 additional Earnout Shares to be issued if during the period beginning on the Closing Date and ending on the first anniversary of the Closing Date, the Company’s share price is equal to or greater than Fifteen Dollars ($15.00) after the Closing Date (“Triggering Event 1”);
●	1,000,000 additional Earnout Shares to be issued if during the period beginning on the first anniversary of the Closing Date and ending on the second anniversary of the Closing Date, the Company’s share price is equal to or greater than Twenty Dollars ($20.00) (“Triggering Event 2”);
●	1,000,000 additional Earnout Shares to be issued if the consolidated audited financial statements of EUDA for the fiscal year commencing January 1, 2023 and ending December 31, 2023, reflect that EUDA has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $20,100,000 and (y) net income attributable to EUDA of at least $3,600,000 (“Triggering Event 3”);
●	1,000,000 additional Earnout Shares to be issued if the consolidated audited financial statements of EUDA for the fiscal year commencing January 1, 2024 and ending December 31, 2024, reflect that EUDA has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $40,100,000 and (y) net income attributable to EUDA of at least $10,100,000 (“Triggering Event 4”).

The Earnout Shares are accounted for as equity classified equity instruments, were included as merger consideration as part of the Reverse Recapitalization and recorded in capital. The fair value of the Earnout Shares was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied.

The fair value of the Earnout Shares for Triggering Event 1 and 2 was estimated using the following assumptions:

Closing date	November 17, 2022
Share price of the Company as of closing date	$5.21
Average daily return rate	0.02%
Daily volatility for Triggering Event 1	4.74%
Daily volatility for Triggering Event 2	4.30%
Risk-free rate for Triggering Event 1	4.75%
Risk-free rate for Triggering Event 2	4.49%
Grant Price for Trigging Event 1	$15.0
Grant Price for Trigging Event 2	$20.0

As a result, the Company determined the fair value of the Earnout Shares for Triggering Event 1 and 2 is amounted to $1,926,610 and $3,273,019, respectively, and recorded the same amount in consolidated statements of change in shareholders’ equity (deficit) and consolidated statements of operations and comprehensive income (loss) as earnout share payment for the year ended December 31, 2022.

In addition, Company determined that the probabilities of achieving the revenue and net income thresholds are nil for Triggering Event 3 and 4 and estimated the fair value of the Earnout Shares of nil.